Income Taxes - Provision for federal income tax statutory rate (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory tax rate		21.00%	21.00%
State and local taxes		2.00%	2.50%
Change in valuation allowance		(19.00%)	(20.00%)
Other		1.00%	(0.10%)
Permanent differences		(5.00%)	(3.40%)
Effective income tax rate	0.00%